Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Prepayments Abstract
Schedule of prepayments

	12.31.2025	12.31.2024
Advances for property, plant and equipment	4,143	2,151
Prepaid expenses	437	351
Advances for the acquisition of equipment, materials and others	126	114
Total	4,706	2,616
Current	468	361
Non current	4,238	2,255